PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 92.4%
Asset-Backed Securities 0.6%
Collateralized Loan Obligations
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.514%(c)	05/17/31		16,450	$16,185,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.403(c)	07/20/32		26,000	25,555,379
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.246(c)	01/22/31		9,750	9,643,538
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.426(c)	05/06/30		19,600	19,298,227
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	2.136(c)	10/15/32		25,000	24,624,650
Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.034(c)	04/18/31		28,220	27,751,415
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.203(c)	10/20/28		3,158	3,120,428

Total Asset-Backed Securities (cost $127,534,416)					126,178,637
Bank Loans 3.6%
Airlines 0.2%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.711(c)	04/21/28		45,786	44,461,857
Computers 0.2%
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.810(c)	02/01/28		37,599	36,408,664
Cosmetics/Personal Care 0.1%
Rainbow Finco Sarl (Luxembourg), Term Loan B (GBP), Term SOFR + 5.000%	5.445(c)	02/23/29	GBP	11,625	14,502,176

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Electric 0.1%
Heritage Power LLC, Term Loan B, 1 - 3 Month LIBOR + 6.000%	7.000%(c)	07/30/26		35,382	$15,199,552
Entertainment 0.0%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	4.030(c)	10/21/24		9,864	9,641,575
Housewares 0.1%
SWF Holdings I Corp., Initial Term Loan, 1 Month LIBOR + 4.000%	4.928(c)	10/06/28		29,195	25,107,700
Insurance 0.2%
Asurion LLC, New B-4 Term Loan, 1 Month LIBOR + 5.250%	6.310(c)	01/20/29		51,850	46,470,563
Investment Companies 0.1%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 1 Month EURIBOR + 7.750% (Cap N/A, Floor 0.000%)^	7.750(c)	02/22/30	EUR	13,500	14,245,603
Media 0.1%
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	4.092(c)	08/24/26		7,207	2,148,440
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26		15,425	15,488,893
					17,637,333
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25		58,174	61,712,899
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	7.764(c)	08/01/23		134	130,766
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.310(c)	03/28/24		15,810	15,502,056
					77,345,721

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Packaging & Containers 0.0%
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.256%(c)	10/17/24	2,984	$2,910,736
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	5.246(c)	03/31/26	14,166	13,551,773
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	4.810(c)	03/06/28	51,056	48,298,682
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23	5,087	4,965,300
				66,815,755
Software 1.1%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/02/25	24,034	23,015,870
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	6.560(c)	02/27/26	11,900	11,409,125

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.060(c)	10/30/26	17,864	17,238,519
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	4.273(c)	02/06/26	34,822	33,699,444
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.489(c)	06/13/25	30,459	26,499,357
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.739(c)	06/13/24	28,529	26,878,668

Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	12,773	12,138,098
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	53,292	50,893,626
TIBCO Software, Inc., Term Loan B-3, 3 Month LIBOR + 3.750%	4.810(c)	06/30/26	41,306	40,531,860
				242,304,567

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.7%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	4.310%(c)	05/27/24	7,355	$6,496,666
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/10/24	74,973	66,851,134
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/02/28	61,615	56,532,106
Term Loan, 1 Month LIBOR + 6.000%^	7.764(c)	10/01/29	11,105	10,105,550
				139,985,456

Total Bank Loans (cost $807,085,583)				753,037,258
Convertible Bond 0.1%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $3,766,182)	7.000	06/16/22(oo)	14,566	8,011,405
Corporate Bonds 83.8%
Advertising 0.4%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	6,505	3,392,419
Terrier Media Buyer, Inc., Gtd. Notes, 144A(a)	8.875	12/15/27	100,029	90,804,048
				94,196,467
Aerospace & Defense 3.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	90,071	88,800,042
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	47,642,648
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	43,550	36,651,706
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	46,345	42,386,216
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	61,169	59,381,416
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	49,243	47,961,734
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	177,028	162,224,621

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750%	12/31/23	27,335	$28,941,714
Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	27,900	28,061,465
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	12,934	13,053,747
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,980	14,350,126
Gtd. Notes(a)	5.500	11/15/27	41,539	39,777,035
Gtd. Notes	6.375	06/15/26	9,977	9,903,995
Sr. Sec’d. Notes, 144A	6.250	03/15/26	27,823	28,305,595
				647,442,060
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	67,484	60,763,862
Airlines 0.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	9,753	11,079,223
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	11,568	11,447,420
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	52,900	51,115,364

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	29,037	28,865,647
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	45,863	44,282,478
Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,459	18,269,855
				165,059,987
Apparel 0.3%
Kontoor Brands, Inc., Gtd. Notes, 144A(a)	4.125	11/15/29	11,626	9,915,656
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	6,852	6,827,203
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	45,736	38,082,972
				54,825,831

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.9%
Allison Transmission, Inc.,
Gtd. Notes, 144A(a)	3.750%	01/30/31	23,312	$19,969,755
Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	1,963	1,884,336
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	2,812	2,816,625

Ford Holdings LLC, Gtd. Notes(a)	9.300	03/01/30	1,900	2,210,620
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	23,350	19,751,743
Sr. Unsec’d. Notes	4.750	01/15/43	155,777	128,529,517
Sr. Unsec’d. Notes(a)	5.291	12/08/46	96,573	85,032,927
Sr. Unsec’d. Notes	7.400	11/01/46	26,892	28,081,144
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	3,610	3,609,492
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	16,120,665
Sr. Unsec’d. Notes	5.584	03/18/24	2,375	2,411,854

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	29,200	28,819,076
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	49,421	42,049,364
Wabash National Corp., Gtd. Notes, 144A	4.500	10/15/28	12,275	10,068,697
				391,355,815
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	78,766	73,245,446
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29	61,694	55,110,063
Gtd. Notes(a)	6.250	03/15/26	24,078	23,189,157
Gtd. Notes(a)	6.500	04/01/27	39,543	37,571,510
Gtd. Notes(a)	6.875	07/01/28	11,038	10,654,444

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	26,081	13,040,731
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	8,739	8,658,971
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	24,360	21,238,199
Sr. Unsec’d. Notes	4.500	02/15/32	21,350	18,299,404
Sr. Unsec’d. Notes(a)	5.375	11/15/27	14,475	13,848,634
Sr. Unsec’d. Notes(a)	5.625	06/15/28	7,429	7,196,049

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125%	04/15/29	8,701	$8,531,760
Sr. Sec’d. Notes, 144A	7.875	01/15/29	4,325	4,347,076

Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	26,845	26,318,453
				321,249,897
Banks 0.2%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	23,263,357
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25,190	22,306,292
				45,569,649
Building Materials 1.8%
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A(a)	5.450	11/19/29	23,375	22,506,864
Gtd. Notes, 144A	7.375	06/05/27	2,680	2,785,634

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	45,023	33,391,129
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	16,875	15,991,006
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	57,531	55,530,313
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	14,645	13,459,056
Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	8,076,148
Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	13,230	11,498,029
Gtd. Notes, 144A(a)	5.375	02/01/28	5,269	5,263,673

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	23,950	20,477,092
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	64,837	60,526,097
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	31,300	26,340,544
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	65,668	59,217,338
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	16,220	15,395,301
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	20,523	19,852,204

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A(a)	5.250%	01/15/29	3,705	$3,517,020
Gtd. Notes, 144A	6.500	03/15/27	2,226	2,235,893
				376,063,341
Chemicals 3.0%
Ashland LLC, Gtd. Notes	6.875	05/15/43	36,370	38,576,996
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	13,500	12,201,209
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	9,475	6,954,952
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	23,840	23,690,772
Gtd. Notes, 144A(a)	4.625	11/15/29	28,925	26,128,832
Gtd. Notes, 144A(a)	5.750	11/15/28	39,835	39,313,167

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	41,923	38,674,483
Diamond BC BV, Gtd. Notes, 144A(a)	4.625	10/01/29	13,003	11,058,193
EverArc Escrow Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	31,720	27,546,926
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	2,540	2,517,650
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	7,100	6,993,868
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	21,927	21,342,231
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	16,450	15,008,950
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	10,834	8,559,859

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	7.250	04/01/25	59,632	57,431,099
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	05/01/29	3,850	3,449,229
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	13,100	10,742,000
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	71,803	26,897,252
Sr. Sec’d. Notes, 144A	10.875	08/01/24	25,785	25,943,681
Sr. Sec’d. Notes, 144A^	10.875	08/01/24	8,597	8,682,970

Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29	68,455	62,838,279

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Valvoline, Inc.,
Gtd. Notes, 144A	4.250%	02/15/30	17,554	$15,988,298
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	22,525	20,056,274
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	65,304	55,431,701
Sr. Sec’d. Notes, 144A(a)	9.500	07/01/25	23,430	24,251,051
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27	17,304	16,182,378
Sr. Sec’d. Notes, 144A	5.625	10/01/24	8,030	8,032,039
Sr. Unsec’d. Notes, 144A(a)	5.625	08/15/29	12,855	10,543,029
				625,037,368
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	14,421	15,573,456
Commercial Services 4.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	21,266	19,675,198
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	42,705	42,377,408
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	71,573	57,971,681
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	66,112	62,108,994
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28	40,288	36,059,926
Sr. Sec’d. Notes, 144A	4.625	06/01/28	35,956	31,870,171

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	16,763	15,084,336
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	12,147	11,064,323
Gtd. Notes, 144A	4.625	10/01/27	18,735	18,036,488

APi Escrow Corp., Gtd. Notes, 144A(a)	4.750	10/15/29	10,704	9,419,520
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	26,351,032
Gtd. Notes, 144A(a)	5.375	03/01/29	475	434,372
Gtd. Notes, 144A	5.750	07/15/27	370	358,549
Gtd. Notes, 144A	5.750	07/15/27	619	593,423

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Avis Budget Finance PLC, Gtd. Notes	4.750%	01/30/26	EUR	11,000	$11,516,238
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		3,173	3,004,010
Gtd. Notes, 144A	5.500	07/15/25		7,910	7,902,515

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		14,725	12,491,277
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29		13,275	12,264,571
Gtd. Notes, 144A(a)	3.750	10/01/30		7,598	7,043,381
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26		9,950	9,117,123
Gtd. Notes, 144A(a)	5.000	12/01/29		18,800	16,486,571

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(a)	6.500	05/15/29		82,257	68,897,745
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		51,144	48,481,139
NESCO Holdings II, Inc., Sec’d. Notes, 144A(a)	5.500	04/15/29		26,390	23,846,242
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		8,024	7,969,490
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30		20,864	18,272,464
Sr. Unsec’d. Notes	4.000	05/15/31		20,005	18,621,211
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		23,383	21,011,345
Gtd. Notes(a)	3.875	02/15/31		4,852	4,406,624
Gtd. Notes(a)	4.000	07/15/30		4,506	4,185,131
Gtd. Notes(a)	4.875	01/15/28		66,385	66,207,773
Gtd. Notes(a)	5.250	01/15/30		45,595	45,711,190

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		108,974	112,374,576
					851,216,037
Computers 0.6%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		6,425	5,974,821
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30		28,510	25,171,092
NCR Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28		18,075	17,073,903

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
NCR Corp., (cont’d.)
Gtd. Notes, 144A(a)	5.125%	04/15/29	27,950	$26,659,745
Gtd. Notes, 144A(a)	5.250	10/01/30	12,000	11,134,074
Gtd. Notes, 144A(a)	5.750	09/01/27	11,642	11,297,087

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A(a)	5.750	06/01/25	24,329	24,379,502
				121,690,224
Distribution/Wholesale 0.4%
Avient Corp., Sr. Unsec’d. Notes, 144A(a)	5.750	05/15/25	8,225	8,340,830
H&E Equipment Services, Inc., Gtd. Notes, 144A(a)	3.875	12/15/28	77,155	67,262,566
				75,603,396
Diversified Financial Services 3.2%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	25,173	23,747,350
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	16,570	14,845,287
Gtd. Notes, 144A	5.375	12/01/24	4,723	4,517,553

Home Point Capital, Inc., Gtd. Notes, 144A(a)	5.000	02/01/26	29,300	24,102,325
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	5.000	08/15/28	58,205	52,509,603
LD Holdings Group LLC, Gtd. Notes, 144A(a)	6.125	04/01/28	43,888	35,150,877
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	29,800	26,710,432
LPL Holdings, Inc.,
Gtd. Notes, 144A(a)	4.000	03/15/29	47,800	44,278,840
Gtd. Notes, 144A(a)	4.375	05/15/31	2,000	1,800,170
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	62,525	56,165,277
Gtd. Notes, 144A	5.500	08/15/28	4,135	3,902,387
Gtd. Notes, 144A	6.000	01/15/27	38,045	36,952,792

Navient Corp., Sr. Unsec’d. Notes(a)	5.500	03/15/29	29,975	26,305,803

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	15,545	$13,483,357
Gtd. Notes(a)	4.000	09/15/30	48,915	41,509,384
Gtd. Notes(a)	5.375	11/15/29	12,018	11,169,833
Gtd. Notes	6.625	01/15/28	46,384	46,443,232
Gtd. Notes	6.875	03/15/25	44,275	45,024,480
Gtd. Notes(a)	7.125	03/15/26	63,555	65,201,329
Gtd. Notes	8.250	10/01/23	1,568	1,627,678
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	18,463,842
Gtd. Notes, 144A(a)	5.375	10/15/25	24,700	23,963,192
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	1,468	1,273,275
Gtd. Notes, 144A	3.875	03/01/31	500	421,068
Gtd. Notes, 144A(a)	4.000	10/15/33	4,325	3,544,505
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	30,545	25,940,625
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	18,125	17,076,144
				666,130,640
Electric 4.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	3.750	03/01/31	17,204	15,158,806
Sr. Sec’d. Notes, 144A	4.500	02/15/28	16,291	15,620,157
Sr. Sec’d. Notes, 144A	5.250	06/01/26	2,812	2,769,104
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	67,390	59,977,100
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	89,581	79,856,148
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	184,524	172,184,725

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	19,912	11,946,937
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	34,533	34,595,321
Gtd. Notes	6.625	01/15/27	16,161	16,611,370
Gtd. Notes, 144A(a)	3.375	02/15/29	19,191	17,047,820
Gtd. Notes, 144A(a)	3.625	02/15/31	29,216	25,694,515
Gtd. Notes, 144A(a)	3.875	02/15/32	28,045	24,678,918
Gtd. Notes, 144A(a)	5.250	06/15/29	30,516	29,886,268

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000%	07/01/28	31,210	$29,506,600
Sr. Sec’d. Notes(a)	5.250	07/01/30	101,587	93,896,167
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	41,975	40,355,351
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50,365	50,049,655
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29	42,050	39,219,423
Gtd. Notes, 144A	5.000	07/31/27	85,269	83,437,093
Gtd. Notes, 144A(a)	5.500	09/01/26	35,237	35,128,764
Gtd. Notes, 144A(a)	5.625	02/15/27	87,427	87,400,406
				965,020,648
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	26,397	22,356,316
Gtd. Notes, 144A	4.750	06/15/28	650	576,846
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	19,057	19,804,634
Gtd. Notes, 144A(a)	7.250	06/15/28	29,517	31,003,749
				73,741,545
Electronics 0.3%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	40,835	40,658,436
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	8,090	7,707,715
Gtd. Notes, 144A(a)	4.875	10/15/23	4,000	4,015,148
Gtd. Notes, 144A	5.000	10/01/25	1,225	1,235,301
Gtd. Notes, 144A(a)	5.625	11/01/24	950	969,624
				54,586,224
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	8,217	8,201,099
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	20,750	16,383,948

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A	3.625%	03/15/29	14,975	$13,286,521
Gtd. Notes, 144A	4.125	02/15/32	14,630	12,932,343
				50,803,911
Entertainment 2.4%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	17,673	13,546,998
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	07/01/25	18,225	18,435,938
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	25,600	21,832,879

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	12,920	12,475,607
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Gtd. Notes(a)	6.500	10/01/28	5,375	5,303,380
Everi Holdings, Inc., Gtd. Notes, 144A(a)	5.000	07/15/29	9,973	8,912,826
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	49,948	50,322,016
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	17,425	16,832,628
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	14,436	14,073,044
Sr. Sec’d. Notes, 144A	6.250	01/15/27	14,796	15,301,603

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	24,775	22,832,592
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	29,440	25,043,410
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	54,955	49,809,692
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	44,995	36,822,011
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	52,199	48,239,214
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A(a)	5.625	09/01/29	30,425	24,121,526
Gtd. Notes, 144A(a)	5.875	09/01/31	46,820	36,773,710

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/30	17,325	$16,090,798
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	32,241	34,015,985
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	21,195	18,795,804
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25	18,362	18,679,116
				508,260,777
Environmental Control 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28	8,700	7,851,712
Gtd. Notes, 144A(a)	4.375	08/15/29	18,700	16,733,349
				24,585,061
Foods 3.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	1,950	1,836,174
Gtd. Notes, 144A	3.500	03/15/29	14,234	12,412,383
Gtd. Notes, 144A(a)	4.625	01/15/27	19,860	19,297,317
Gtd. Notes, 144A	5.875	02/15/28	2,500	2,456,391

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27	71,275	63,837,161
C&S Group Enterprises LLC, Gtd. Notes, 144A(a)	5.000	12/15/28	32,684	27,235,319
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25	29,548	27,860,443
Sr. Sec’d. Notes, 144A	4.625	11/15/28	19,195	17,517,321

JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28	21,375	22,234,979
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31	20,577	17,799,486
Gtd. Notes, 144A(a)	6.500	04/15/29	84,923	86,041,496
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30	27,373	26,665,677
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	72,200	63,945,933
Gtd. Notes	4.625	10/01/39	950	876,828

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	4.875%	10/01/49		33,000	$30,864,972
Gtd. Notes	5.000	07/15/35		7,205	7,201,556
Gtd. Notes	5.000	06/04/42		14,175	13,596,623
Gtd. Notes(a)	5.200	07/15/45		11,700	11,401,360
Gtd. Notes	5.500	06/01/50		41,869	42,724,676
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		28,309	26,252,478
Gtd. Notes, 144A	4.375	01/31/32		26,588	24,537,939

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	26,775	28,846,997
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	3.500	03/01/32		12,900	11,300,371
Gtd. Notes, 144A	4.250	04/15/31		45,917	42,507,327
Gtd. Notes, 144A(a)	5.875	09/30/27		54,965	56,283,611
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30		30,931	27,795,463
Gtd. Notes, 144A(a)	5.500	12/15/29		14,829	14,133,439
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		45,599	40,019,795
					767,483,515
Gas 1.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		57,963	57,721,731
Sr. Unsec’d. Notes	5.625	05/20/24		18,030	18,347,142
Sr. Unsec’d. Notes	5.750	05/20/27		46,464	46,075,550
Sr. Unsec’d. Notes	5.875	08/20/26		38,952	39,599,106

Ferrellgas Escrow LLC, Sr. Sec’d. Notes^	8.956	03/30/31		142,275	142,275,000
					304,018,529
Healthcare-Products 0.8%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.875	04/01/29		94,737	85,529,130
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		89,985	79,708,729
					165,237,859
Healthcare-Services 3.4%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A(a)	5.250	05/15/30		18,650	16,044,318

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	87,472	$71,731,761
Gtd. Notes, 144A(a)	4.625	06/01/30	84,635	73,478,664
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	7,721	7,042,753
Gtd. Notes	5.875	02/01/29	4,550	4,808,945
Gtd. Notes	7.050	12/01/27	14,000	15,273,494
Gtd. Notes	7.500	11/06/33	17,650	20,782,876
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,709,588
Gtd. Notes, MTN	7.750	07/15/36	25,990	31,531,681
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	2,275	2,125,285
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25	12,265	12,502,803

LifePoint Health, Inc., Gtd. Notes, 144A(a)	5.375	01/15/29	32,542	27,338,296
MEDNAX, Inc., Gtd. Notes, 144A(a)	5.375	02/15/30	3,475	3,063,223
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	51,239	49,170,518
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	102,174	103,833,058
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	85,768	83,708,941
Sr. Sec’d. Notes, 144A	4.250	06/01/29	70,836	66,593,960
Sr. Sec’d. Notes, 144A	4.375	01/15/30	54,273	50,685,108
Sr. Sec’d. Notes, 144A	4.625	06/15/28	5,668	5,464,637
Sr. Sec’d. Notes, 144A	4.875	01/01/26	440	439,753
Sr. Unsec’d. Notes	6.875	11/15/31	58,616	57,822,111
				711,151,773
Home Builders 4.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	16,934	14,579,608
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	25,312	21,323,236
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,499	11,699,080
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	42,983	38,597,364
Gtd. Notes	6.750	03/15/25	30,526	29,995,031
Gtd. Notes(a)	7.250	10/15/29	94,453	88,521,044

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	54,507	$44,395,010
Gtd. Notes, 144A	6.250	09/15/27	37,618	35,281,000
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	23,274	18,997,136
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	32,688	33,335,726
Gtd. Notes, 144A(a)	3.875	08/15/29	19,944	17,252,294
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	17,765	16,269,810
Gtd. Notes, 144A(a)	5.000	03/01/28	37,595	34,050,799
KB Home,
Gtd. Notes(a)	4.000	06/15/31	40,540	35,016,425
Gtd. Notes	4.800	11/15/29	27,614	25,657,883
Gtd. Notes	6.875	06/15/27	22,975	24,111,379
M/I Homes, Inc.,
Gtd. Notes(a)	3.950	02/15/30	4,120	3,359,510
Gtd. Notes	4.950	02/01/28	33,264	31,053,988
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	54,983	45,581,998
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	34,931	32,273,002
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	16,600	16,322,373
Gtd. Notes	6.000	06/01/25	8,250	8,438,699
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	02/15/28	50,925	44,959,294
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	18,584	15,918,358

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	37,665	34,848,174
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	20,419	20,212,185
Gtd. Notes, 144A	5.875	06/15/27	41,859	41,986,210
Gtd. Notes, 144A	6.625	07/15/27	47,023	47,042,536
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	74,624	70,381,290
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	10,015	10,110,255
Gtd. Notes, 144A	5.875	04/15/23	16,125	16,241,241
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	5,953	5,689,553
Gtd. Notes(a)	5.700	06/15/28	41,742	39,890,052
				973,391,543

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A(a)	4.000%	04/15/29	11,917	$10,409,618
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	35,775	30,835,082
Central Garden & Pet Co.,
Gtd. Notes(a)	4.125	10/15/30	4,500	4,043,906
Gtd. Notes, 144A	4.125	04/30/31	905	803,741
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	25,025,092
Sr. Sec’d. Notes, 144A(a)	5.000	12/31/26	5,450	4,933,397

Spectrum Brands, Inc., Gtd. Notes, 144A(a)	3.875	03/15/31	4,490	3,838,076
				69,479,294
Housewares 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	34,964	29,277,638
Gtd. Notes	4.375	02/01/32	14,275	11,826,006
Gtd. Notes(a)	4.500	10/15/29	10,654	9,594,703

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	84,380	64,481,265
				115,179,612
Insurance 0.2%
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A(a)	4.875	06/30/29	11,350	10,513,619
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	29,000	24,741,518
				35,255,137
Internet 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	33,990	30,273,037
Sr. Unsec’d. Notes, 144A(a)	5.625	09/15/28	25,303	19,894,562

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	3.500%	03/01/29	18,057	$16,603,624
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	34,320	34,375,652
				101,146,875
Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	37,720	38,154,873
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	9,425	8,548,115
Sr. Unsec’d. Notes	4.375	03/15/32	10,160	9,001,098

TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	5,300	4,256,298
United States Steel Corp., Sr. Unsec’d. Notes(a)	6.875	03/01/29	6,309	6,313,054
				66,273,438
Leisure Time 0.1%
Viking Cruises Ltd., Gtd. Notes, 144A(a)	5.875	09/15/27	11,175	9,458,203
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	6,525	5,610,233
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	15,303	13,170,639
				28,239,075
Lodging 1.3%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	4.750	06/15/31	8,075	7,393,062
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	59,010	51,222,669
Gtd. Notes, 144A(a)	3.750	05/01/29	1,025	939,822
Gtd. Notes, 144A(a)	4.000	05/01/31	6,459	5,924,978
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	2,420	2,266,783
Gtd. Notes(a)	4.750	10/15/28	45,942	41,814,622
Gtd. Notes(a)	5.500	04/15/27	41,336	40,270,487
Gtd. Notes	5.750	06/15/25	1,575	1,572,418
Gtd. Notes(a)	6.750	05/01/25	42,819	43,500,634

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(a)	5.875%	05/15/25	11,430	$10,996,074
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	2,425	2,075,142
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	11,376,490
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	8,600	7,067,871
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	5,750	4,422,917
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	44,560	33,642,800
				264,486,769
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A(a)	5.000	05/15/29	29,175	27,273,956
Machinery-Diversified 0.4%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	28,632	26,027,737
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	45,323	44,195,987
TK Elevator Holdco GmbH (Germany), Gtd. Notes, 144A(a)	7.625	07/15/28	5,410	5,125,198
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	14,236,442
				89,585,364
Media 6.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	107,761	94,833,782
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	5,700	5,694,537
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	107,178	94,526,056
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	51,741	42,918,202
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33	35,250	30,365,123
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	15,350	14,159,921
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,600	28,691,681
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	9,703	9,561,056
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	14,806	14,382,189
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	37,769	37,790,293
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	27,213	22,210,723
Gtd. Notes, 144A(a)	4.125	12/01/30	21,175	18,223,560

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	4.500%	11/15/31	8,756	$7,528,242
Gtd. Notes, 144A(a)	5.375	02/01/28	15,756	14,986,221
Gtd. Notes, 144A	5.500	04/15/27	33,130	33,126,249
Gtd. Notes, 144A(a)	6.500	02/01/29	12,960	12,747,411
Sr. Unsec’d. Notes(a)	5.250	06/01/24	8,000	7,909,065
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	130,858	102,807,109
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31	30,115	23,727,487
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/30	43,922	36,728,276
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	25,972	24,146,899
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	258,736	49,051,228
Sec’d. Notes, 144A(a)	5.375	08/15/26	135,301	44,224,573
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	11,791	11,553,359
Gtd. Notes(a)	5.125	06/01/29	60,674	42,870,849
Gtd. Notes(a)	5.875	11/15/24	4,975	4,573,748
Gtd. Notes(a)	7.375	07/01/28	12,040	9,420,737
Gtd. Notes(a)	7.750	07/01/26	183,546	156,900,679
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26	47,204	46,670,625
Gtd. Notes, 144A(a)	7.000	05/15/27	2,784	2,830,130
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	19,035	17,859,920
Sr. Sec’d. Notes(a)	6.375	05/01/26	14,955	14,750,254

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(a)	5.375	08/15/27	7,300	6,972,504
News Corp., Sr. Unsec’d. Notes, 144A(a)	3.875	05/15/29	10,558	9,766,754
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	22,518	21,229,474
Gtd. Notes, 144A(a)	5.625	07/15/27	8,849	8,828,598
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	35,927	33,316,722
Sr. Unsec’d. Notes, 144A(a)	6.500	09/15/28	47,810	39,764,611

Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125	02/15/27	28,766	25,362,749
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	21,907	20,212,126
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	32,406	32,283,404

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.625%	06/01/27	92,131	$93,443,895

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.000	01/15/32	47,550	43,058,962
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,600,115
				1,413,610,098
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29	18,025	16,039,196
Mining 1.8%
Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	10,600	10,538,129
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A(a)	6.250	09/01/29	51,625	46,091,469
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	81,201	81,161,285
Gtd. Notes, 144A(a)	6.875	10/15/27	21,140	21,182,620
Gtd. Notes, 144A(a)	7.250	04/01/23	20,131	20,135,018
Gtd. Notes, 144A(a)	7.500	04/01/25	31,636	31,986,022

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125	04/15/32	18,225	18,168,927
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	3,905	3,768,540
Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	22,390	21,945,737
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	13,025	11,602,492
Gtd. Notes, 144A(a)	6.125	04/01/29	37,970	34,117,892

New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.500	07/15/27	49,419	46,551,484
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	863,758
Gtd. Notes, 144A(a)	3.875	08/15/31	5,098	4,443,923
Gtd. Notes, 144A(a)	4.750	01/30/30	18,241	17,327,332
				369,884,628

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625%	07/01/27	9,075	$8,766,175
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	26,667	23,912,091
				32,678,266
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	13,310	11,771,627
Gtd. Notes	4.125	05/01/25	17,650	17,470,695
				29,242,322
Oil & Gas 6.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	29,475	30,072,126
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	104,709	712,021
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	34,975	35,650,583
Gtd. Notes, 144A(a)	7.625	02/01/29	32,177	34,868,164
Gtd. Notes, 144A(a)	8.375	07/15/26	6,846	7,431,152
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	22,028	22,124,558
Gtd. Notes, 144A	9.000	11/01/27	30,497	41,381,900
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	12,735	12,956,397

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A(a)	9.750	11/01/26	61,837	66,543,634
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	17,495	17,861,923
Gtd. Notes, 144A(a)	5.875	02/01/29	13,620	13,979,450
Gtd. Notes, 144A(a)	6.750	04/15/29	30,884	32,539,437

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	2,956	2,937,424
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(a)	7.000	06/15/25	58,830	58,989,517
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	58,228	60,957,072
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,625	17,812,191
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	32,022,112

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000%	05/01/29	7,850	$7,746,379
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,558,382
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	43,109	44,021,389
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	26,034	26,907,364
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.900	10/01/27	16,168	15,577,529
Sr. Unsec’d. Notes	5.000	01/15/29	10,550	10,458,732
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	27,440	26,867,390
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	20,650	20,084,630
Sr. Unsec’d. Notes, 144A(a)	6.000	02/01/31	8,200	7,943,982
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	45,673	46,298,460
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	25,825	25,159,909
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	32,425	32,380,684
Gtd. Notes, 144A	7.125	02/01/27	59,574	62,484,324
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	26,955	26,123,698
Gtd. Notes, 144A(a)	7.500	01/15/28	66,885	63,507,865
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	50,195	48,330,835
Gtd. Notes, 144A	7.375	05/15/27	1,775	1,792,297
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	03/15/26	2,365	2,464,149
Sr. Unsec’d. Notes(a)	6.125	01/01/31	1,210	1,316,779
Sr. Unsec’d. Notes	6.200	03/15/40	1,771	1,886,151
Sr. Unsec’d. Notes	6.450	09/15/36	300	335,673
Sr. Unsec’d. Notes(a)	6.625	09/01/30	2,158	2,419,564
Sr. Unsec’d. Notes	6.950	07/01/24	875	928,252
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,297,362
Sr. Unsec’d. Notes	7.150	05/15/28	22,392	24,713,724
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,494,555
Sr. Unsec’d. Notes	7.200	03/15/29	2,882	3,009,710
Sr. Unsec’d. Notes(a)	7.875	09/15/31	1,200	1,454,778
Sr. Unsec’d. Notes	7.950	04/15/29	9,025	9,696,494
Sr. Unsec’d. Notes	7.950	06/15/39	8,600	10,456,390
Sr. Unsec’d. Notes(a)	8.875	07/15/30	2,600	3,242,618
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	21,100	19,060,970
Gtd. Notes, 144A	4.625	05/01/30	21,475	19,365,357

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875%	01/15/29	8,275	$8,015,354
Gtd. Notes, 144A	7.125	01/15/26	29,218	29,233,266
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	54,780	55,851,459
Gtd. Notes, 144A(a)	4.750	02/15/30	9,625	9,425,262
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	26,100	25,485,137
Gtd. Notes(a)	5.375	02/01/29	5,625	5,668,412
Gtd. Notes(a)	5.375	03/15/30	64,400	65,467,994
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	26,502	24,667,986
Gtd. Notes(a)	5.875	03/15/28	3,936	3,935,683
Gtd. Notes, 144A(a)	4.500	04/30/30	29,625	26,965,575
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.250	11/01/25	26,553	22,277,015
Gtd. Notes, 144A(a)	7.500	01/15/26	9,458	7,760,817
Gtd. Notes, 144A(a)	8.000	02/01/27	6,095	4,808,107
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,563,858
				1,359,351,961
Packaging & Containers 1.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	39,731	31,646,542
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29	4,615	3,999,373
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	10,275	9,562,266
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	17,285	14,429,984

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	33,920	28,024,721
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	17,560,077
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	36,291	33,569,289
LABL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28	24,240	22,180,999

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
LABL, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.750%	07/15/26	275	$266,288
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	49,977	41,917,659
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	5,461	5,262,761

OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	13,725	12,055,315
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	4,236	4,253,543
Gtd. Notes, 144A(a)	6.625	05/13/27	5,855	5,771,891

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	21,350	19,294,842
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	2,650	2,399,487
Trident TPI Holdings, Inc., Gtd. Notes, 144A	9.250	08/01/24	7,150	6,899,753
TriMas Corp., Gtd. Notes, 144A(a)	4.125	04/15/29	14,100	12,827,766
				271,922,556
Pharmaceuticals 2.6%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	48,526	41,786,885
Gtd. Notes, 144A(a)	5.125	03/01/30	19,775	17,197,351
Gtd. Notes, 144A(a)	6.125	08/01/28	19,578	18,304,452

Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	12,823	10,198,962
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	48,922	31,257,570
Gtd. Notes, 144A	5.000	02/15/29	58,611	35,095,751
Gtd. Notes, 144A	5.250	01/30/30	98,483	57,586,593
Gtd. Notes, 144A(a)	5.250	02/15/31	42,358	24,890,999
Gtd. Notes, 144A	6.250	02/15/29	182,344	113,664,572
Gtd. Notes, 144A(a)	7.000	01/15/28	21,208	14,466,702
Gtd. Notes, 144A(a)	7.250	05/30/29	4,396	2,903,108
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	3,844,241
Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30	37,250	33,153,539
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	7,550	7,294,652

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Jazz Securities DAC, Sr. Sec’d. Notes, 144A(a)	4.375%	01/15/29	24,292	$23,508,254
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	31,038	29,693,891
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	30,744	29,341,691

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	46,677	38,856,340
				533,045,553
Pipelines 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(a)	5.375	06/15/29	30,975	31,060,740
Gtd. Notes, 144A	5.750	03/01/27	36,390	36,537,708
Gtd. Notes, 144A(a)	5.750	01/15/28	41,253	41,291,273
Gtd. Notes, 144A	7.875	05/15/26	8,470	8,964,388
Cheniere Energy Partners LP,
Gtd. Notes(a)	4.000	03/01/31	37,625	34,769,553
Gtd. Notes(a)	4.500	10/01/29	3,847	3,757,459

Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	95,347	92,679,908
CNX Midstream Partners LP, Gtd. Notes, 144A(a)	4.750	04/15/30	6,950	6,332,805
DCP Midstream Operating LP,
Gtd. Notes(a)	5.125	05/15/29	10,361	10,358,994
Gtd. Notes	5.625	07/15/27	15,410	15,936,080
Gtd. Notes, 144A(a)	6.450	11/03/36	3,455	3,670,933

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,825	15,861,756
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	46,830
Sr. Unsec’d. Notes(a)	4.750	07/15/23	4,494	4,580,711
Sr. Unsec’d. Notes(a)	5.500	07/15/28	2,300	2,184,033
Sr. Unsec’d. Notes, 144A(a)	6.000	07/01/25	10,370	10,552,410
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/27	26,949	26,982,744
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,125,000
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	6,975	6,975,000
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	16,086	15,227,752
Gtd. Notes(a)	7.000	08/01/27	14,055	13,650,366

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600%	05/15/25	5,500	$5,326,442
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,512,808
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	135,460
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,123	46,926,135
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	9,417	9,015,048
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	58,292	54,165,234
Gtd. Notes, 144A(a)	6.000	03/01/27	15,384	14,998,066
Gtd. Notes, 144A	6.000	12/31/30	26,692	24,054,614
Gtd. Notes, 144A	6.000	09/01/31	163	143,831
Gtd. Notes, 144A(a)	7.500	10/01/25	8,147	8,376,262

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	9,162	8,979,530
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	20,685	19,592,357
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/31	16,135	15,147,511
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.600	02/01/25	7,121	6,956,649
Sr. Unsec’d. Notes	3.950	06/01/25	25,264	24,973,596
Sr. Unsec’d. Notes	4.500	03/01/28	325	320,513
Sr. Unsec’d. Notes	4.550	02/01/30	4,719	4,519,218
Sr. Unsec’d. Notes	5.450	04/01/44	3,070	2,837,069
Sr. Unsec’d. Notes	5.500	08/15/48	7,755	7,135,198
Sr. Unsec’d. Notes(a)	5.750	02/01/50	10,200	9,076,347
				654,738,331
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	68,594	66,444,363
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	39,691	39,846,194
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29	35,325	32,945,966
Gtd. Notes, 144A	4.375	02/01/31	27,575	24,520,368
Gtd. Notes, 144A	5.375	08/01/28	31,235	30,417,602

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	61,271	57,959,236

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	5.250%	04/15/30	15,841	$13,821,191
Gtd. Notes, 144A(a)	5.750	01/15/29	9,200	8,198,677
				274,153,597
Real Estate Investment Trusts (REITs) 2.5%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	45,036	35,410,274
Gtd. Notes	9.750	06/15/25	80,824	84,802,587
Sr. Unsec’d. Notes	4.750	05/01/24	7,609	7,237,480
Sr. Unsec’d. Notes(a)	4.750	02/15/28	49,604	41,526,221
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.500	03/15/31	34,875	30,522,243
Gtd. Notes(a)	5.000	10/15/27	14,888	14,756,405

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(a)	7.500	06/01/25	58,225	60,457,930
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A(a)	4.500	02/15/29	900	841,785
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	6,308	6,315,164
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	545	485,135
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	133,858	137,394,591
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	22,095	19,765,493
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	4.250	12/01/26	10,797	10,257,647
Gtd. Notes, 144A(a)	4.500	09/01/26	7,250	6,930,512
Gtd. Notes, 144A	4.500	01/15/28	20,579	19,189,646
Gtd. Notes, 144A	4.625	06/15/25	6,195	6,050,905
Gtd. Notes, 144A	4.625	12/01/29	36,481	34,303,104
				516,247,122
Retail 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	79,794	70,329,352
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28	10,973	10,357,080

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125%	07/15/29		73,672	$49,909,891
Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		7,850	6,321,088

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750	04/01/27		6,975	5,624,536
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24		13,894	13,436,210
Sr. Unsec’d. Notes	3.875	05/15/23		15,265	15,030,107

Carrols Restaurant Group, Inc., Gtd. Notes, 144A(a)	5.875	07/01/29		36,550	25,742,244
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	26,954	27,289,144
Sr. Sec’d. Notes	6.250	10/30/25	EUR	32,433	33,433,582
Sr. Sec’d. Notes, 144A(a)	6.750	02/07/25		7,825	7,615,190
Sr. Sec’d. Notes, 144A	8.500	10/30/25		27,900	28,254,552
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		49,910	43,239,650
Sr. Sec’d. Notes, 144A	4.625	01/15/29		13,625	12,391,598

Foundation Building Materials, Inc., Gtd. Notes, 144A(a)	6.000	03/01/29		53,238	43,181,324
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		19,894	14,583,556
Gtd. Notes, 144A(a)	3.875	10/01/31		46,382	33,017,635

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29		38,870	30,565,938
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		21,575	18,387,858
Park River Holdings, Inc., Gtd. Notes, 144A(a)	5.625	02/01/29		84,039	60,026,078
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29		19,275	15,440,679
Gtd. Notes, 144A	7.500	10/15/27		12,225	12,192,169

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		60,970	59,485,907
SRS Distribution, Inc., Gtd. Notes, 144A(a)	6.000	12/01/29		21,275	18,329,680
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.875	03/01/27		33,938	33,679,221
Sr. Unsec’d. Notes, 144A(a)	5.000	06/01/31		30,958	28,739,078

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500%	03/15/29	59,375	$55,438,193
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	25,985	23,158,325
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	4,125	3,828,785
				799,028,650
Semiconductors 0.1%
Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25	19,893	19,934,985
Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A(a)	3.625	09/01/28	54,901	51,884,567
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	33,648	32,795,497
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26	1,865	1,790,240
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A(a)	5.750	03/01/25	17,361	17,278,118
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A(a)	5.000	12/15/29	8,875	8,069,083
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A(a)	3.500	02/15/28	15,275	13,340,794
				125,158,299
Telecommunications 5.4%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A(a)	6.000	02/15/28	1,090	913,818
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	72,815	73,104,043
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	61,025	56,951,326
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	34,279	33,639,935

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000%	04/01/24		11,032	$10,625,941
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%(a)	8.000	04/01/25		16,437	12,327,909
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26		58,118	49,467,466
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		70,425	68,433,131
Sr. Sec’d. Notes, 144A	8.750	05/25/24		82,861	79,099,435

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		178,995	141,152,233
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,637,712
Sr. Sec’d. Notes, 144A	6.500	10/15/26		28,950	28,013,199
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		33,225	31,991,804

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		102,045	95,527,071
Intelsat Jackson Holdings SA Escrow (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		110,159	110
Gtd. Notes, 144A^	8.500	10/15/24(d)		55,297	55
Gtd. Notes, 144A^	9.750	07/15/25(d)		89,167	89
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.250	03/15/26		8,633	8,478,668
Gtd. Notes(a)	5.375	05/01/25		4,295	4,294,344
Gtd. Notes, 144A(a)	3.750	07/15/29		10,064	8,594,167
Gtd. Notes, 144A	4.250	07/01/28		20,880	18,547,357
Gtd. Notes, 144A	4.625	09/15/27		700	650,744
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		23,362	20,116,373
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		23,920	20,599,565
Sr. Unsec’d. Notes, Series W(a)	6.750	12/01/23		11,701	12,043,532
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		12,426	14,070,005
Gtd. Notes	8.750	03/15/32		34,652	44,992,497
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		35,542	37,742,435
Gtd. Notes	7.625	02/15/25		47,041	50,900,896
Gtd. Notes(a)	7.625	03/01/26		16,107	17,846,561
Gtd. Notes	7.875	09/15/23		57,904	60,816,173

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Switch Ltd., Gtd. Notes, 144A(a)	4.125%	06/15/29	11,800	$11,888,404
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	3,120	3,004,358
Sr. Unsec’d. Notes, 144A(a)	5.625	09/15/25	45,392	43,048,845

Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	6,075	5,486,615
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	23,243	20,298,366
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	37,654	30,122,869
				1,117,428,051
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	1,875	1,821,536
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/28	31,520	27,092,341

Total Corporate Bonds (cost $19,199,612,832)				17,478,766,045
U.S. Treasury Obligation 0.5%
U.S. Treasury Notes(h)(k) (cost $107,576,212)	2.500	03/31/27	110,000	108,375,782

	Shares
Common Stocks 3.8%
Chemicals 0.0%
Ashland Global Holdings, Inc.*	230	—
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $21,213,596; purchased 02/28/19 - 10/23/20)*^(f)	195,390	24,619,140
Keycon Power Holdings LLC*^	82,238	11,595,558
		36,214,698

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.5%
Ferrellgas Partners LP (Class B Stock)	508,445	$104,231,225
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,849,741
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	342,429	9,029,853
Oil, Gas & Consumable Fuels 2.7%
Chesapeake Energy Corp.(a)	4,876,978	474,920,119
Chesapeake Energy Corp. Backstop Commitment	28,045	2,731,022
Civitas Resources, Inc.(a)	1,198,493	91,504,940
		569,156,081
Wireless Telecommunication Services 0.4%
Intelsat Emergence SA (Luxembourg)*	2,411,616	72,499,206

Total Common Stocks (cost $335,811,050)		795,980,804
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	87,000	2,259,390
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	10,000
Media 0.0%
Adelphia Communications Corp.*^	20,000	20

Total Preferred Stocks (cost $2,193,416)		2,269,410

Units
Rights* 0.0%
Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	252,558	481,426

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Units	Value
Rights (Continued)
Diversified Telecommunication Services (cont’d.)
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	252,558	$88,749

Total Rights (cost $0)		570,175
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $5)	48,201,233	226,546

Total Long-Term Investments (cost $20,583,579,696)		19,273,416,062

	Shares
Short-Term Investments 23.4%
Affiliated Mutual Funds 20.1%
PGIM Core Short-Term Bond Fund(wc)	33,384,674	304,468,225
PGIM Core Ultra Short Bond Fund(wc)	203,060,730	203,060,730
PGIM Institutional Money Market Fund (cost $3,678,058,692; includes $3,675,862,482 of cash collateral for securities on loan)(b)(wc)	3,681,086,080	3,678,141,211

Total Affiliated Mutual Funds (cost $4,185,253,948)		4,185,670,166
Unaffiliated Fund 3.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $700,412,474)	700,412,474	700,412,474

Total Short-Term Investments (cost $4,885,666,422)		4,886,082,640

TOTAL INVESTMENTS 115.8% (cost $25,469,246,118)		24,159,498,702
Liabilities in excess of other assets(z) (15.8)%		(3,297,842,360)

Net Assets 100.0%		$20,861,656,342

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $213,042,837 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,568,755,888; cash collateral of $3,675,862,482 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $21,213,596. The aggregate value of $24,619,140 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,536	2 Year U.S. Treasury Notes	Sep. 2022	$957,556,685	$1,212,200
304	5 Year Euro-Bobl	Sep. 2022	40,866,699	(162,702)
14,792	5 Year U.S. Treasury Notes	Sep. 2022	1,670,802,699	2,546,612

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Futures contracts outstanding at May 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
7,060	10 Year U.S. Treasury Notes	Sep. 2022	$843,339,098	$(1,205,712)
8	Euro Schatz Index	Sep. 2022	939,528	79
				2,390,477
Short Positions:
144	10 Year Euro-Bund	Sep. 2022	23,487,041	32,291
325	20 Year U.S. Treasury Bonds	Sep. 2022	45,317,188	125,557
806	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	125,534,500	929,011
				1,086,859
				$3,477,336
Forward foreign currency exchange contracts outstanding at May 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	BNP Paribas S.A.	GBP	35,339	$44,169,061	$44,529,529	$360,468	$—
Euro,
Expiring 06/02/22	Barclays Bank PLC	EUR	69,592	74,658,131	74,716,368	58,237	—
				$118,827,192	$119,245,897	418,705	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	Barclays Bank PLC	GBP	23,830	$29,248,881	$30,027,521	$—	$(778,640)
Expiring 06/06/22	HSBC Bank PLC	GBP	11,509	14,643,241	14,502,008	141,233	—
Expiring 07/05/22	BNP Paribas S.A.	GBP	35,339	44,178,249	44,539,104	—	(360,855)
Euro,
Expiring 06/02/22	BNP Paribas S.A.	EUR	69,524	74,727,114	74,643,257	83,857	—
Expiring 06/02/22	UBS AG	EUR	68	71,814	73,111	—	(1,297)
Expiring 07/05/22	Barclays Bank PLC	EUR	69,592	74,786,458	74,854,301	—	(67,843)
				$237,655,757	$238,639,302	225,090	(1,208,635)
						$643,795	$(1,208,635)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	19,150	0.948%	$237,140	$36,192	$200,948	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at May 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	260,240	$(11,821,221)		$(6,810,471)		$5,010,750
CDX.NA.IG.38.V1	06/20/32	1.000%(Q)	912,400	12,868,796		9,672,833		(3,195,963)
				$1,047,575		$2,862,362		$1,814,787
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM High Yield Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	12/20/22	(80,060)	$(4,113,283)	$—	$(4,113,283)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	12/20/22	(40,950)	(1,609,594)	—	(1,609,594)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	12/20/22	(39,040)	(382,941)	—	(382,941)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	3/20/23	(84,870)	(3,545,607)	—	(3,545,607)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	3/20/23	(84,650)	(2,328,631)	—	(2,328,631)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Barclays Bank PLC	3/20/23	(43,370)	(1,141,050)	—	(1,141,050)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	6/20/23	(40,950)	(1,119,468)	—	(1,119,468)
					$(14,240,574)	$—	$(14,240,574)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).